STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of summary of the changes in warrants outstanding and the related prices for the shares of common Stock issued to non-employees of the company

Exercise Prices	Number Outstanding	Warrants Outstanding Remaining Contractual Life (Years)	Weighted Average Exercise Price	Weighted Average Exercisable	Exercisable Weighted Average Exercise Price
$2.40	50,000	1.92	$2.40	50,000	$2.40
$2.64	8,513	3.79	$2.64	8,513	$2.64
$2.85	63,158	4.79	$2.85	63,158	$2.85
$3.32	3,768	4.27	$3.32	3,768	$3.32
$3.60	33,333	0.39	$3.60	33,333	$3.60
$4.26	16,667	1.32	$4.26	16,667	$4.26
$5.40	115,000	2.92	$5.40	115,000	$5.40
$10.74	1,667	2.10	$10.74	1,667	$10.74
$12.84	1,667	2.60	$12.84	—	$—
$14.59	668,449	4.80	$14.59	668,449	$14.59
$30.00	21,667	0.12	$30.00	21,667	$30.00
	983,889	4.10	$11.86	982,222	$11.78

Exercise Prices	Number Outstanding	Warrants Outstanding Remaining Contractual Life (Years)	Weighted Average Exercise Price	Weighted Average Exercisable	Exercisable Weighted Average Exercise Price
$1.85	26,985	5.17	$1.85	26,985	$1.85
$1.97	5,924	5.14	$1.97	5,924	$1.97
$2.40	50,000	2.92	$2.40	50,000	$2.40
$2.64	33,485	4.79	$2.64	33,485	$2.64
$2.85	84,211	5.79	$2.85	84,211	$2.85
$3.32	15,072	5.27	$3.32	15,072	$3.32
$3.60	200,000	2.38	$3.60	200,000	$3.60
$4.26	16,667	2.32	$4.26	—	$—
$5.40	165,000	3.92	$5.40	165,000	$5.40
$6.00	25,000	0.48	$6.00	25,000	$6.00
$30.00	141,667	0.34	$30.00	141,667	$30.00
	764,011	2.97	$8.40	747,344	$8.70

Schedule of transactions involving warrants

	Number of Shares	Weighted Average Exercise Price Per Share
Balance at October 1, 2013	983,888	$11.44
Granted	325,346	8.48
Exercised	(311,586)	(13.47)
Cancelled or expired	(55,000)	(14.00)
Balance, June 30, 2014	942,648	$9.60

	Number of Shares	Weighted Average Price Per Share
Balance, September 30, 2011	970,088	$8.40
Granted	17,917	4.26
Exercised	(83,994)	(2.70)
Cancelled or expired	(140,000)	(9.66)
Balance at September 30, 2012	764,011	$8.70
Granted	2,237,487	13.98
Exercised	(1,003,948)	(10.20)
Cancelled or expired	(1,013,661)	(15.88)
Balance, September 30, 2013	983,889	$11.86

	Number of Shares	Weighted Average Price Per Share
Balance, September 30, 2010	1,153,466	$14.22
Granted	198,289	2.64
Exercised	—	—
Cancelled or expired	(381,667)	(23.04)
Balance at September 30, 2011	970,088	$8.40
Granted	17,917	4.26
Exercised	(83,994)	(2.70)
Cancelled or expired	(140,000)	(9.66)
Balance, September 30, 2012	764,011	$8.70

Schedule of summary of the changes in options outstanding and the related prices for the shares of common Stock issued to employees of the company under the 2005 Incentive Stock Plan

Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$3.00	400,000	1.65	$3.00	400,000	$3.00
$3.51	833,333	4.79	$3.51	833,333	$3.51
$3.60	500,000	1.76	$3.60	500,000	$3.60
$3.90	10,580	3.18	$3.90	10,580	$3.90
$4.08	79,500	3.17	$4.08	79,500	$4.08
$4.20	47,500	1.67	$4.20	31,667	$4.20
$5.40	25,000	2.92	$5.40	25,000	$5.40
$6.60	90,000	4.71	$6.60	90,000	$6.60
$10.79	34,989	4.17	$10.79	—	$—
$11.58	1,667	4.75	$11.58	—	$—
$12.00	1,667	4.63	$12.00	—	$—
	2,024,236	3.23	$3.78	1,970,080	$3.63

Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$3.00	483,333	2.65	$3.00	483,333	$3.00
$3.51	833,333	5.79	$3.51	520,833	$3.51
$3.60	501,668	2.76	$3.60	375,000	$3.60
$3.90	10,580	4.18	$3.90	10,580	$3.90
$4.08	95,400	4.17	$4.08	95,400	$4.08
$4.20	47,500	2.67	$4.20	19,792	$4.20
$5.40	25,000	3.92	$5.40	25,000	$5.40
$6.60	90,000	0.71	$6.60	90,000	$6.60
	2,086,814	3.94	$3.60	1,619,938	$3.60

Schedule of summary of transactions involving stock options issued to employees

	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at October 1, 2013	2,024,237	$3.78
Granted	1,221,346	6.02
Exercised	—	—
Cancelled or expired	(83)	5.31
Outstanding at June 30, 2014	3,245,500	$4.61
Vested at June 30, 2014	2,185,550	$4.02	$3.72
Non-vested at June 30, 2014	1,059,950		$1.80

	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at October 1, 2011	2,010,833	$3.60
Granted	109,314	4.02
Exercised	(8,333)	(4.80)
Cancelled or expired	(25,000)	(4.80)
Outstanding at September 30, 2012	2,086,814	$3.60
Granted	38,323	10.88
Exercised	(99,650)	(2.52)
Cancelled or expired	(1,251)	(3.60)
Outstanding at September 30, 2013	2,024,236	$3.78
Vested at September 30, 2013	1,970,080		$8.16
Non-vested at September 30, 2013	54,156		$3.30

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at October 1, 2010	1,115,000	$3.60
Granted	895,833	3.60
Exercised	—	—
Cancelled or expired	—	—
Outstanding at September 30, 2011	2,010,833	$3.60
Granted	109,314	4.02
Exercised	(8,333)	(4.80)
Expired	(25,000)	(4.80)
Outstanding at September 30, 2012	2,086,814	$3.60

Schedule of fair value of options granted

	Three Months Ended June 30, 2014	Nine Months Ended June 30, 2014
Stock price	$7.47	$6.07
Exercise price	$5.81	$7.29
Dividend yield	0.00%	0.00%
Volatility	110.46%	112.19%
Risk free rate	1.19%	0.95%